INVESTMENTS IN ASSOCIATES - Narrative (Details) - USD ($) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 31, 2023	Feb. 28, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Associates and Joint Ventures [Line Items]
Acquisition-related costs for transaction				$ 105
Disposal of investments in associates			$ 435	$ 0	$ 0
AusNet Services Ltd
Disclosure of Associates and Joint Ventures [Line Items]
Effective Ownership Interest (%)		7.90%
Consideration transferred, acquisition-date fair value		$ 455
Disposal of investments in associates	$ 435
Gain (loss) on disposition	32
Reclassification adjustments on exchange differences on translation, net of tax	$ 28		$ 28